Consolidated and Combined Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 204,725	$ 3,353,732
Accounts receivable	5,110	999
Other receivable	302,500	302,500
Inventory	24,430	24,430
Prepaid expenses	170,257	206,784
Other current assets	76,166
Total Current Assets	783,188	3,888,445
Property and Equipment, net of depreciation	2,022,043	2,094,536
Patents, net of amortization	1,991,623	1,972,830
Total Assets	4,796,854	7,955,811
Current Liabilities:
Accounts payable and accrued expenses	3,509,936	2,135,586
Income taxes payable		6,369
Excise tax payable	964,463	909,871
Derivative liabilities	4,772,600	25,272,650
Convertible notes		527,500
Short-term notes payable	2,647,556	1,917,962
Total Liabilities	11,982,428	30,857,811
Commitments and contingencies (Note 6)
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 300,000,000 shares authorized, 7,465,283 and 2,633,956 issued and outstanding as of December 31, 2025 and 2024, respectively	746	13,169
Additional paid-in capital	159,027,646	101,998,956
Stock subscription receivable	(2,841,427)	(2,545,586)
Accumulated deficit	(163,372,539)	(122,368,539)
Total Stockholders’ Deficit	(7,185,574)	(22,902,000)
Total Liabilities and Stockholders’ Deficit	4,796,854	7,955,811
Related Party [Member]
Current Liabilities:
Due to related party	$ 87,873	$ 87,873